Advances from Customers - Summary of Movement in Advances From Customers Contract with Customers Liability (Parenthetical) (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
	Aug. 07, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021
Advances From Customers [Line Items]
Current contract liabilites			R$ 1,472
Boa Vista Servicos S A [member]
Advances From Customers [Line Items]
Current contract liabilites	R$ 3,229	R$ 0		R$ 2,232
Revenue that was included in contract liability balance at beginning of the period	R$ 6,921	R$ 20,211